Restricted Net Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted Net Assets (Textual)
Net after-tax profits, percentage	10.00%
Statutory reserve balance	$ 516,193	$ 15,069
Restricted net assets, description	Such restricted net assets amounted to approximately $12.6 million, or 23.3% of the Group's total consolidated net assets.
Class A Common Stock
Restricted Net Assets (Textual)
Common stock, par value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	17,710,471	8,491,177
Common stock, shares outstanding	17,710,471	8,491,177
Class B Common Stock
Restricted Net Assets (Textual)
Common stock, par value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued		7,778,400
Common stock, shares outstanding		7,778,400
Parent Company [Member] | Class A Common Stock
Restricted Net Assets (Textual)
Common stock, par value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	17,710,471	8,491,177
Common stock, shares outstanding	17,710,471	8,491,177
Parent Company [Member] | Class B Common Stock
Restricted Net Assets (Textual)
Common stock, par value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued		7,778,400
Common stock, shares outstanding		7,778,400